Trade and other receivables - Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables
Credit term for trade receivables		30 days
Minimum
Trade and other receivables
Credit term for trade receivables	30 days
Maximum
Trade and other receivables
Credit term for trade receivables	90 days